Borrowings (Tables)	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
(In millions)	March 31, 2016	December 31, 2015

Short-term borrowings
GE
Commercial paper	$1,500	$500
Current portion of long-term borrowings	17,383	17,770
Other	1,776	1,522
Total GE short-term borrowings(a)	20,659	19,792

GE Capital
Commercial paper
U.S.	2,994	650
Non-U.S.	2,003	4,351
Current portion of long-term borrowings	25,596	24,969
Intercompany payable to GE(b)	17,268	17,642
Other(c)	876	1,005
Total GE Capital short-term borrowings	48,736	48,617

Eliminations(b)	(18,313)	(18,549)
Total short-term borrowings	$51,082	$49,860

Long-term borrowings
GE
Senior notes	$66,115	$72,471
Subordinated notes	2,902	2,940
Subordinated debentures(d)	2,334	6,600
Other	1,002	1,298
Total GE long-term borrowings(a)	72,353	83,309

GE Capital
Senior notes	57,631	59,107
Subordinated notes	289	251
Intercompany payable to GE(b)	56,355	67,062
Other(c)	1,982	2,058
Total GE Capital long-term borrowings	116,257	128,478

Eliminations(b)	(56,423)	(67,128)
Total long-term borrowings	$132,187	$144,659
Non-recourse borrowings of consolidated securitization entities(e)	$2,780	$3,083
Total borrowings	$186,049	$197,602

  Excluding assumed debt of GE Capital, GE total borrowings is $19.4 million.
  Included $73,623 million of GE Capital debt assumed by GE and maintained as intercompany payable to GE at March 31, 2016.
  Included $2,580 million and $2,679 million of funding secured by aircraft and other collateral at March 31, 2016 and December 31, 2015, respectively, of which $1,471 million and $1,534 million is non-recourse to GE Capital at March 31, 2016 and December 31, 2015, respectively.
  Included $2,334 million of subordinated debentures, which constitute the sole assets of trusts that have issued trust preferred securities and where GE owns 100% of the common securities of the trusts. Obligations associated with these trusts are unconditionally guaranteed by GE.
  Included $1,450 million and $918 million of current portion of long-term borrowings at March 31, 2016 and December 31, 2015, respectively. See Note 16.

(a) Included $3.9 billion in additional bonds issued as a premium that will accrete up to face value ($36 billion) to the maturity date.

Additional information about borrowings and associated swaps can be found in Notes 15 and 19.

Schedule Of Debt Conversions
(in millions)	March 31, 2016

	Borrowings from debt exchange(a)	Borrowings assumed by GE	Borrowings guaranteed by GE
Short-term borrowings
GE
Current portion of long-term borrowings	$-	$17,268	$-
GE Capital
Commercial paper-Non U.S.	-	-	2,003
Current portion of long-term borrowings	15,566	-	24,972
Other	769	-	769
Total short-term borrowings	$16,335	$17,268	$27,744

Long-term borrowings
GE
Senior unsecured notes	$-	$50,719	$-
Subordinated notes	-	2,902	-
Subordinated debentures	-	2,334	-
Other	-	400	-
GE Capital
Senior unsecured notes	17,165	-	54,162
Other	-	-	-
Total long-term borrowings	$17,165	$56,355	$54,162
Total borrowings	$33,500	$73,623	$81,906